Stock-Based Compensation - Annual Activity Of Stock Units and Cash Units (Parenthetical) (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 13		$ 16	$ 11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 2 months 0 days	[1]	5 years 10 months 0 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	678	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years 6 months
Number Of Restricted Stock Units Target Award Vested Range Maximum	20.00%
Weighted Average Grant Price - Granted	$ 21.77		$ 14.39	$ 14.45
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	53
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	27
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	439	[2]
Weighted Average Grant Price - Granted	$ 20.04		$ 12.66	$ 11.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 0 months 0 days
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0	[2]
Weighted Average Grant Price - Granted	$ 18.04		$ 12.65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 11
Performance Based Vesting Schedule [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				0
Time Based Vesting Schedule [Member] | Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years 6 months

[1]	The Company assumes that substantially all outstanding stock options will vest over time.
[2]	The total fair value of RSUs vested during 2013, 2012 and 2011 was $13 million, $16 million and $11 million, respectively.